Annual Total Returns [BarChart] - Pioneer Strategic Income Fund - Class A	Jan. 20, 2021
Bar Chart Table:
Annual Return 2011	3.12%
Annual Return 2012	11.23%
Annual Return 2013	1.50%
Annual Return 2014	4.61%
Annual Return 2015	(1.46%)
Annual Return 2016	7.63%
Annual Return 2017	5.20%
Annual Return 2018	(1.92%)
Annual Return 2019	10.18%
Annual Return 2020	7.39%